Consolidated Statements of Cash Flows - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Consolidated Statements of Cash Flows
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor
Cash flows from operating activities
Net loss	$ (421)			$ (47,790)	$ (57,762)	$ (47,790)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation, amortization and accretion	368				23,901	18,665
Net loss on disposal of property and equipment					1,311	1,301
Share-based compensation	13				10,942	929
Relief of contingent consideration						(3,978)
Interest expense, related party					1,926	1,414
Change in fair value of earnout liability					(2,214)
Change in fair value of warrant liability					(31,105)
Other					761
Changes in operating assets and liabilities
Accounts receivable, net	33				(195)	50
Receivables from related parties	(333)				(1,425)
Prepaid expenses and other current and noncurrent assets	(46)				(5,691)	1,059
Accounts payable	315				(1,294)	519
Payables to related parties	(1)				(904)	135
Accrued liabilities	(248)				7,027	4,331
Deferred revenue	(37)				21,925	(591)
Customer deposits	13				3,931	3,591
Other current and noncurrent liabilities					(737)	288
Net cash used in operating activities	(344)				(29,603)	(20,077)
Cash flows from investing activities
Purchases of property, equipment and software	(166)				(65,003)	(19,344)
Acquisition of business, net of cash received					(22,762)
Net cash used in investing activities	(166)				(87,765)	(19,344)
Cash flows from financing activities
Proceeds from CRIS Business Combination					601,579
Proceeds from note payable, related party					24,000	37,750
Payments on note payable, related party					(5,500)
Proceeds from exercise of warrants					30
Capital-build funding, net					2,909	7,083
Payment of transaction costs for CRIS Business Combination					(28,383)	(3,071)
Contributions						5,316
Net cash provided by financing activities					594,635	47,078
Net increase (decrease) in cash and restricted cash	(510)				477,267	7,657
Cash and restricted cash, beginning of period		$ 257			7,914	257
Beginning successor	1,403	$ 893				893	$ 1,403
Ending successor	893
Cash and restricted cash, end of period1	257		$ 7,914	$ 7,914	485,181	7,914	7,914
Supplemental disclosure of noncash investing and financing activities
Accrued transaction costs for CRIS Business Combination					352
Asset retirement obligations incurred					2,456	902	$ 902
Non-cash increase in accounts receivable, capital-build and capital-build liability					9,272
Reclassification of contingent earnout liability to equity upon triggering event					10,853
Purchases of property and equipment in accounts payable and accrued liabilities	$ 1,759				13,430	$ 1,931
Contingent earnout liability recognized upon closing of CRIS Business Combination					18,278
Conversion of note payable, related party, to equity					59,590
Reclassification of noncontrolling interest on CRIS Close Date					436,739
Fair value adjustment to noncontrolling interest					$ 1,525,297